RIGHT-OF-USE ASSETS AND LEASES LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

22. RIGHT-OF-USE ASSETS AND LEASES LIABILITIES

(a) Amounts recognized in the consolidated statement of financial position

The carrying amounts of right-of-use assets for lease are as below:

Net book amount at January 1, 2021	RMB 58,458,000
Net book amount at December 31, 2021	RMB 44,288,000
Net book amount at January 1, 2022	RMB 44,288,000
Net book amount at December 31, 2022	RMB 469,000

As of December 31, 2022, total net book amount of right-of-use assets of discontinued operations amounts was RMB 30,937,000.

During the year ended December 31, 2022, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property. The net effect on the consolidated balance sheet was nil.

The lease liabilities for continuing operations are as below:

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Lease liabilities - current	328	13,404
Lease liabilities – noncurrent	157	33,325
	485	46,729

As of December 31, 2022, total lease liabilities of discontinued operations was RMB 33,325,000 (Note 29).

Contractual undiscounted cash flows for the leases:

As of December 31, 2022
		Total contractual
		undiscounted
Within one year	One to five years	cash flow
RMB’000	RMB’000	RMB’000
350	145	495

(b) Amounts recognized in the consolidated income statement

The consolidated income statement shows the following amounts from continuing operations relating to leases:

Year ended
December 31, 2022
Amortization charge of right-of-use assets	484
Interest expense	25

Year ended
December 31, 2021
Amortization charge of right-of-use assets	1,266
Interest expense	51

Year ended
December 31, 2020
Amortization charge of right-of-use assets	536
Interest expense	75

The consolidated income statement shows the following amounts from discontinued operations relating to leases:

Year ended
December 31, 2022
Amortization charge of right-of-use assets	12,801
Interest expense	1,479

Year ended
December 31, 2021
Amortization charge of right-of-use assets	12,801
Interest expense	2,115

Year ended
December 31, 2020
Amortization charge of right-of-use assets	12,546
Interest expense	2,673

The total cash outflow in financing activities for leases during the years ended December 31, 2022, 2021 and 2020 was RMB 358,000, RMB 1,144,000 and RMB 706,000, respectively.

The total cash outflow in financing activities from discontinued operations for leases during the years ended December 31, 2022, 2021 and 2020 was RMB 14,303,000, RMB 14,303,000 and RMB 14,136,000, respectively.